Equity - Schedule of Changes in Revaluation Reserve Available-for-Sale and Other (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of equity [Line Items]
Opening balance		€ 5,897	€ 5,759
Unrealised revaluations	[1]	1,073	(191)
Transfer to insurance liabilities/DAC				€ 601
Changes in composition of the group and other changes		1
Closing balance		4,362	5,897	5,759
Available-for-sale and other [member]
Disclosure of equity [Line Items]
Opening balance		3,830	3,896	6,838
Unrealised revaluations		(293)	80	1,188
Realised gains/losses transferred to the statement of profit or loss		(90)	(146)	(94)
Transfer to insurance liabilities/DAC				(254)
Impact of deconsolidation of NN Group				(2,940)
Impact of partial divestment of NN Group				(855)
Changes in composition of the group and other changes				13
Closing balance		€ 3,447	€ 3,830	€ 3,896

[1]	Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss